Interest income and interest expense (Tables)	9 Months Ended
Sep. 30, 2019
Interest income and interest expense
Schedule of interest income and interest expense

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Interest income:
Interest income in relation to nonrecourse securitization debt charged to JD Digits	452,335	37,646
Interest income in relation to loans provided to JD Digits	196,296	24,478
Interest income in relation to bank deposits, wealth management products and others	1,079,403	1,129,021

Total	1,728,034	1,191,145

Interest expense:
Interest expense in relation to nonrecourse securitization debt	(452,335)	(37,646)
Interest expense in relation to unsecured senior notes and bank borrowings	(257,356)	(467,592)

Total	(709,691)	(505,238)